ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	3 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

8. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following at March 31, 2022 and December 31, 2021:

	2022	2021

Customer deposits	$7,493,608	$6,999,980
Other	89,152	7,551
Total accrued expenses and other current liabilities	$7,582,760	$7,007,531